Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity [Abstract]
Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations
	As of	As of
	December 31,	December 31,
	2023	2022
	USD	USD
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,445,865	2,102,586
Accounts receivable, net	28,997,596	14,598,565
Prepayments	13,999,898	5,381,729
Other receivables	130,349	41,268
Loans receivable	-	249,377
Amount due from related parties	189,222	-
Total current assets	45,762,930	22,373,525

NON-CURRENT ASSET
Property and equipment, net	659,569	123,446
Deferred tax assets	88,672	15,166
Deposits	660,239	610,323
Total non-current asset	1,408,480	749,004
Total assets	$47,171,410	$23,122,529

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term bank borrowings	$1,830,400	$3,158,680
Accounts and notes payable	13,673,612	3,307,085
Other payables and accrued liabilities	6,829,338	3,597,133
Amount due to related parties	4,849,607	5,958,665
Tax payable	1,229,697	1,270,466
Current portion of capital lease and financing obligations	13,054,470
Total current liabilities	41,467,124	17,292,029

LIABILITIES
Total liabilities	-

SHAREHOLDERS’ EQUITY
Ordinary shares	-	-
Additional paid-in capital	1,591,040	1,638,346
Statutory reserves	448,003	68,440
Retained earnings	3,719,832	4,158,803
Accumulated other comprehensive (loss) income	(54,589)	(35,089)
Total shareholders’ equity	5,704,286	5,830,500
Total liabilities and shareholders’ equity	$47,171,410	$23,122,529

	For the Years Ended December 31,
	2023	2022
Revenues	$64,376,185	$27,053,149
Net (loss) income	$985,311	$2,487,522
	For the Years Ended December 31,
	2023		2022
Net cash flows from operating activities	$		$
Net cash flows from investing activities		$2,445,865	$
Net cash flows from financing activities		$45,762,929	$(10,574,884)